Debt - Senior Secured Debt - Additional Information (Detail)										2 Months Ended	6 Months Ended	12 Months Ended
	May 03, 2016 USD ($) shares	Mar. 25, 2016 USD ($)	Jan. 29, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	May 18, 2015	Apr. 03, 2015	Mar. 31, 2015 USD ($)	Aug. 15, 2013 USD ($)	May 23, 2013 USD ($) Tranches	Mar. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 30, 2015 USD ($)
Debt Instrument [Line Items]
Fair value of warrant, current											$ 308,000
Outstanding accrued interest and prepayment premium conversion, converted amount											17,934,000
Senior secured debt											50,719,000	$ 63,093,000	$ 47,704,000
Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares converted | shares	27,665,645
Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Senior secured debt											947,000	10,956,000	2,495,000
Restructured Debt [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount											$ 2,100,000
Number of shares issued upon conversion of debt | shares											1,660,530
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Total potential borrowings									$ 50,000,000
Debt instrument term									6 years
Number of tranches | Tranches									3
Debt interest rate, stated percentage									11.00%
Minimum cash balance covenant												$ 2,000,000
Debt covenant description												The Term Loan contains a minimum cash balance covenant which requires the Company to maintain a balance of at least $2 million in cash and cash equivalents at all times.
Term loan principal required repayment, amount														$ 23,000,000
Term loan principal required repayment, description												In addition, the Term Loan contains a minimum revenue covenant for 2014 of $25 million which the Company did not meet. The agreement requires the Company to repay the Term Loan principal in an amount that is equal to two times the revenue shortfall, or $23 million, by April 30, 2015 using proceeds from either newly obtained subordinated debt or an equity financing.
Minimum revenue covenant												$ 50,000,000	25,000,000
Additional default interest rate						4.00%
Prepayment premium					4.00%	4.00%
Aggregate interest rate					15.00%
Gain (loss) associated forbearance agreements		$ 0									$ 0	$ 0
Forbearance agreement extension description											On March 25, 2016, the Company and CRG amended forbearance agreement to extend the expiration of the forbearance period to April 30, 2016
Capital Royalty Partners Term Loan [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Warrants to purchase shares | shares			16,000,000
Warrant exercisable price | $ / shares			$ 1.25
Term of warrants			1 year
Fair value of warrant, current			$ 4,000,000
Capital Royalty Partners Term Loan [Member] | Debt Instrument Tranche One [Member]
Debt Instrument [Line Items]
Term loan drown amount								$ 50,000,000
Capital Royalty Partners Term Loan [Member] | Debt Instrument Tranche Two [Member]
Debt Instrument [Line Items]
Debt, face amount									$ 25,000,000
Revenue milestones for loan withdrawal over the three consecutive months prior to March 31, 2014									6,000,000
Capital Royalty Partners Term Loan [Member] | Debt Instrument Tranche Three [Member]
Debt Instrument [Line Items]
Debt, face amount									25,000,000
Revenue milestones for loan withdrawal over the three consecutive months prior to March 31, 2014									$ 15,000,000
Capital Royalty Partners Term Loan [Member] | Cash Interest [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage									7.50%
Capital Royalty Partners Term Loan [Member] | Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage									3.50%
Capital Royalty Partners Term Loan [Member] | Scenario, Debt Covenant [Member] | Amended New Term Loan Credit Agreement [Member]
Debt Instrument [Line Items]
Debt covenant description												The Company and CRG entered into an agreement amending the Term Loan to provide for conditional waivers of the agreement’s financial covenants, including the minimum revenue covenant for 2014, which would be waived and a prior breach cured as well as lowering the 2015 minimum revenue covenant to $20 million if the Company consummates either an initial public offering (“IPO”) with net proceeds to the Company of at least $40 million by March 31, 2015; private financing of $35 million plus greater of zero or $35 million less aggregate proceeds received from Series D financing with an IPO of $40 million before June 30, 2015; or strategic investment by a publicly listed company of at least $20 million before December 2014 with an IPO of $40 million before June 30, 2015.
Minimum revenue covenant												$ 20,000,000
Proceed from initial public offering				$ 40,000,000
Capital Royalty Partners Term Loan [Member] | Scenario, Debt Covenant [Member] | Amended New Term Loan Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Proceed from initial public offering							$ 40,000,000
Strategic investment													$ 20,000,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member]
Debt Instrument [Line Items]
Senior secured debt	$ 50,000,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage	11.00%
Minimum cash balance covenant											$ 5,000,000
Debt covenant description											The restructured Senior Secured Debt Agreement contains a financial covenant, which requires the Company to maintain a minimum cash balance of $5.0 million.
Outstanding accrued interest and prepayment premium conversion, converted amount										$ 16,500,000
Extended repayment debt, commence date											Jun. 30, 2018
Extended repayment debt, completion date											Mar. 31, 2021
Cash and cash equivalents covenant held											$ 20,400,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Secured Debt [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount	$ 16,500,000
Number of shares issued upon conversion of debt | shares	8,609,824									8,609,824
Capital Royalty Partners Term Loan [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrants to purchase shares | shares			3,816,960
Capital Royalty Partners Term Loan [Member] | Common Stock [Member] | Restructured Debt [Member]
Debt Instrument [Line Items]
Number of shares converted | shares	2,053,959
Capital Royalty Partners Term Loan [Member] | Common Stock [Member] | Restructured Debt [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares converted | shares										2,053,959
Capital Royalty Partners Term Loan [Member] | Common Stock [Member] | Restructured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of shares converted | shares	4,649,859
Capital Royalty Partners Term Loan [Member] | Common Stock [Member] | Restructured Debt [Member] | Secured Debt [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares converted | shares										4,649,859
Capital Royalty Partners Term Loan [Member] | Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Total potential borrowings									$ 100,000,000